S000049701 [Member] Expense Example - Bridge Builder Core Plus Bond Fund - Bridge Builder Core Plus Bond Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	98
Expense Example, with Redemption, 5 Years	189
Expense Example, with Redemption, 10 Years	$ 457